Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance Costs [Abstract]
Summary of Finance Costs	An analysis of finance costs from operations is as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Interests on margin loans payable	28,724,758	9,047,063	27,705,955